787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

March 1, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds V
Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 36 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Strategic Income Opportunities Portfolio (the “Fund”), a series of the Registrant. We note that, on February 12, 2021, the Board of Trustees of the Registrant approved the establishment of a wholly owned subsidiary of the Fund (the “Subsidiary”), for the purpose of providing additional flexibility to increase the Fund’s exposure to commodity-related instruments.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make changes to the Fund’s fees and expenses and the Fund’s investment strategies, policies and risks that reflect the establishment of the Subsidiary. On or around April 30, 2021, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act that will bring the Fund’s financial statements and other information up to date and make such other non-material changes as the Registrant deems appropriate.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Jessica A. Herlihy, Esq., BlackRock, Inc.
Elliot J. Gluck, Willkie Farr & Gallagher LLP

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